Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2023	7,014,331
Balance at Dec. 31, 2023	$ 210,430	$ 258,434,237	$ 7,930,542	$ 266,575,209
Net income	0	0	60,750,732	60,750,732
Share-based compensation	$ 0	711,121	0	711,121
Shares forfeited (in shares)	(750)
Shares forfeited	$ (22)	22	0	0
Dividends declared (Note 12)	$ 0	0	(8,416,716)	(8,416,716)
Balance (in shares) at Jun. 30, 2024	7,013,581
Balance at Jun. 30, 2024	$ 210,408	259,145,380	60,264,558	319,620,346
Balance (in shares) at Dec. 31, 2024	7,047,537
Balance at Dec. 31, 2024	$ 211,426	258,887,424	103,850,982	362,949,832
Net income	0	0	66,776,511	66,776,511
Share-based compensation	0	1,023,848	0	1,023,848
Dividends declared (Note 12)	0	0	(9,131,297)	(9,131,297)
Spin-off of Euroholdings Ltd. to shareholders (Note 1)	$ 0	0	(17,331,723)	(17,331,723)
Repurchase and cancellation of common shares (in shares)	(40,925)
Repurchase and cancellation of common shares	$ (1,228)	(1,305,905)	0	(1,307,133)
Balance (in shares) at Jun. 30, 2025	7,006,612
Balance at Jun. 30, 2025	$ 210,198	$ 258,605,367	$ 144,164,473	$ 402,980,038